LEASES - Schedule of Undiscounted Cash Flow for Future Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
2025	$ 10,642	$ 8,515
2026	7,439	7,079
2027	2,711	3,763
2028	2,697	2,640
2029		2,672
Thereafter		14,338
Total lease payments	39,785	39,007
Less: imputed interest	(15,041)	(16,947)
Total lease liabilities	24,744	22,060
Less: current lease liabilities	(6,127)	(6,622)	$ (4,462)
Total non-current lease liabilities	18,617	15,438	16,497
Finance Lease
2025	199	179
2026	174	167
2027	105	138
2028	105	70
2029		70
Thereafter		0
Total lease payments	650	624
Less: imputed interest	(68)	(63)
Total lease liabilities	582	561
Less: current lease liabilities	(170)	(151)	$ (151)
Total non-current lease liabilities	$ 412	$ 410